CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, CAD in Millions		12 Months Ended
	Dec. 04, 2014 USD ($) $ / shares	Dec. 31, 2017 USD ($) tranche $ / shares	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Disclosure of classes of share capital [line items]
Period over which price is calculated		20 days
Capital securities		$ 4,165,000,000		$ 4,171,000,000
Redemption amount		$ 51,000,000	CAD 64	264,000,000	CAD 355
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Period over which price is calculated		20 days
Capital securities		$ 750,000,000		750,000,000
Cumulative dividend rate		5.75%
Maximum aggregate redeemable amount		$ 375,000,000
Redemption assumptions, number of units calculation, price per unit (in dollars per share) | $ / shares		$ 2.00
Redemption assumptions, number of units calculation, percent of average stock trading price		95.00%
Preferred share, aggregated voting rights, percent		1.00%
Brookfield BPY Holdings Inc. | Class C Junior Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities		$ 500,000,000		500,000,000
Cumulative dividend rate		6.75%
Preferred share, aggregated voting rights, percent		1.00%
Brookfield BPY Holdings Inc. | Before Fifth Anniversary | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Cumulative dividend rate		5.75%
Brookfield BPY Holdings Inc. | After Fifth Anniversary | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, basis spread on interest rate		5.00%
BSREP II RH B LLC | Preference shares
Disclosure of classes of share capital [line items]
Capital securities		$ 249,000,000		0
Cumulative dividend rate		9.00%
Annual return payable in monthly distributions		9.00%
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities		$ 142,000,000		143,000,000
Cumulative dividend rate		5.00%
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares | Preference shares
Disclosure of classes of share capital [line items]
Capital securities		$ 40,000,000		40,000,000
Cumulative dividend rate		5.00%
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities		$ 775,000,000		753,000,000
D.C. Fund | Capital securities
Disclosure of classes of share capital [line items]
Capital securities		$ 38,000,000		$ 41,000,000
Qatar Investment Authority
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25.70
Number of tranches of stock issued | tranche		3
Average dividend yield	6.50%
Period over which price is calculated	20 days
Conversion condition, limit of market price to exchange price at maturity, percent	80.00%
Qatar Investment Authority | Preference shares
Disclosure of classes of share capital [line items]
Preferred units, value	$ 1,800,000,000
Proceeds from issuance of preferred units	1,535,000,000
Proceeds from issuing other equity instruments	$ 265,000,000
Qatar Investment Authority | Tranche One
Disclosure of classes of share capital [line items]
Preferred units, maturity	7 years
Preferred units, redemption period	3 years
Qatar Investment Authority | Tranche One | Preference shares
Disclosure of classes of share capital [line items]
Preferred units, value	$ 600,000,000
Preferred units, redemption premium, percent	125.00%
Qatar Investment Authority | Tranche Two
Disclosure of classes of share capital [line items]
Preferred units, maturity	10 years
Preferred units, redemption period	4 years
Qatar Investment Authority | Tranche Two | Preference shares
Disclosure of classes of share capital [line items]
Preferred units, value	$ 600,000,000
Preferred units, redemption premium, percent	130.00%
Qatar Investment Authority | Tranche Three
Disclosure of classes of share capital [line items]
Preferred units, maturity	12 years
Qatar Investment Authority | Tranche Three | Preference shares
Disclosure of classes of share capital [line items]
Preferred units, value	$ 600,000,000
Preferred units, redemption premium, percent	135.00%